CONTINGENCIES (Tables)	12 Months Ended
Dec. 30, 2017
CONTINGENCIES
Costs of environmental liabilities with remediation

(In millions)	2017	2016

Balance at beginning of year	$21.3	$17.7
Acquisitions	3.0	–
Charges (reversals), net	2.8	11.6
Payments	(6.0)	(8.0)

Balance at end of year	$21.1	$21.3